CONVERTIBLE INSTRUMENTS CLASSIFIED AS EQUITY	12 Months Ended
Mar. 31, 2022
Convertible Instruments Classified As Equity
CONVERTIBLE INSTRUMENTS CLASSIFIED AS EQUITY

15. CONVERTIBLE INSTRUMENTS CLASSIFIED AS EQUITY

The Company has raised convertible equity finance via the issuance of convertible loan notes as per the table below. All notes are not convertible into cash and are convertible on the fourth anniversary of the date of issue of the Notes, or at the election of the noteholder on completion of the next non-qualifying equity financing or on the making of a takeover offer for the Company (as defined in the City Code on Takeovers and Mergers), and such election may be made on an immediate basis or conditional on any such takeover offer being declared, or becoming, unconditional.

Date	Terms	Amount $

29 May 2020	● 20% coupon per annum ● Conversion price of 0.4p ● Upon conversion the shares will be issued with a warrant attached at an exercise price of 0.4p with a maximum life of 5 years from the date of the conversion of the loan note	541,239

Fees relating to equity fundraise 29 May 2020 issued as CLN	● 20% coupon per annum ● Conversion price of 0.4p ● Upon conversion the shares will be issued with a warrant attached at an exercise price of 0.4p with a maximum life of 5 years from the date of the conversion of the loan note	32,474

27 July 2020	● 2.15% coupon per annum Conversion price of 8.5p	4,506,446

17 August 2020	● 2.15% coupon per annum ● Conversion price of 8.5p	1,882,641

3 September 2020	● 2.15% coupon per annum ● Conversion price of 8.5p	663,055

Fees relating to all other equity fundraise issued as CLN	● 2.15% coupon per annum ● Conversion price of 8.5p	525,922

		8,151,777

All noteholders were offered the option to convert during the year and any conversions took place on May 7, 2021 and February 21, 2022. Loan note holders were offered conversions including the full interest that would have been accrued had the note reached its full term.